Financial Income (Expenses), Net (Details) - Schedule of Financial Income (Expenses), Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financial Income (Expenses), Net [Abstract]
Foreign currency exchange differences	$ (1,078)	$ (4,377)	$ 1,295
Issuance costs attributed to Forfeiture Shares			(473)
Interest income on short-term deposits	6,669	2,298	311
Other	46	309	(31)
Total financial income (expenses), net	$ 5,637	$ (1,770)	$ 1,102